CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues	$ 376,134	$ 297,200	$ 245,316
Costs of sales	(45,500)	(35,399)	(25,212)
Gross profit	330,634	261,801	220,104
Other income	6,528	2,177	23,349
Research and development	(100,367)	(83,147)	(68,914)
General and administrative	(79,958)	(70,650)	(55,877)
Marketing and sales	(130,995)	(118,802)	(124,049)
Other Operating Costs	(311,320)	(272,599)	(248,840)
Operating profit / (loss)	25,842	(8,621)	(5,387)
Fair value gain (loss) on revaluation	2,345	4,990	(930)
Other finance income	2,176	6,843	3,663
Other finance expenses	(18,140)	(9,944)	(9,069)
Finance (cost) / gain, net	(13,618)	1,889	(6,336)
Share of net profits / (loss) in associates using the equity method	623	(1,760)	(289)
Profit / (loss) before tax	12,847	(8,492)	(12,012)
Income tax (expense) / credit	(10,310)	(3,349)	1,464
Profit / (loss) for the year	2,538	(11,841)	(10,548)
Attributable to:
Equity holders of the parent	2,851	(11,841)	(10,548)
Non-controlling interests	$ (313)	$ 0	$ 0
Basic (loss) / earnings per share (in usd per share)	$ 0.004	$ (0.018)	$ (0.016)
Diluted (loss) / earnings per share (in usd per share)	$ 0.004	$ (0.018)	$ (0.016)